UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number		811-09915
Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of Principal Executive Offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code:		(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2005

Item 1. Schedule of Investments

Small-Cap Growth Portfolio	as of March 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.9%

Security	Shares	Value

Aerospace & Defense — 0.5%
Teledyne Technologies, Inc. (1)	4,500	$140,850
		$140,850

Air Freight & Logistics — 1.1%
Hub Group, Inc., Class A (1)	2,325	145,708
UTI Worldwide, Inc.	2,350	163,207
		$308,915

Beverages — 0.5%
Hansen Natural Corp. (1)	2,400	144,168
		$144,168

Biotechnology — 0.3%
United Therapeutics Corp. (1)	1,900	86,820
		$86,820

Capital Markets — 1.6%
Affiliated Managers Group, Inc. (1)	2,700	167,481
Greenhill & Co., Inc.	6,800	243,440
MarketAxess Holdings, Inc. (1)	2,878	32,147
		$443,068

Chemicals — 0.8%
Crompton Corp.	8,100	118,260
Georgia Gulf Corp.	2,150	98,857
		$217,117

Commercial Banks — 0.2%
PrivateBancorp, Inc.	1,400	43,974
		$43,974

Commercial Services & Supplies — 1.6%
Clean Harbors, Inc. (1)	2,500	45,850
Healthcare Services Group, Inc.	3,700	89,725
Heidrick & Struggles International, Inc. (1)	4,600	169,142
Labor Ready, Inc. (1)	7,300	136,145
		$440,862

Communications Equipment — 0.4%
ECI Telecom, Ltd. (1)	7,200	$51,768
F5 Networks, Inc. (1)	1,137	57,407
		$109,175

Computers & Peripherals — 1.7%
Logitech International SA ADR (1)	1,250	76,100
PalmOne, Inc. (1)	8,050	204,309
QLogic Corp. (1)	2,600	105,300
SanDisk Corp. (1)	3,100	86,180
		$471,889

Construction Materials — 0.8%
Florida Rock Industries, Inc.	1,900	111,758
Texas Industries, Inc.	2,000	107,500
		$219,258

Consumer Finance — 1.7%
First Marblehead Corp., (The) (1)	6,300	362,439
Metris Cos., Inc. (1)	7,200	83,448
NETeller PLC (1)	2,900	33,646
		$479,533

Containers & Packaging — 0.8%
Crown Holdings, Inc. (1)	4,900	76,244
Owens-Illinois, Inc. (1)	5,400	135,756
		$212,000

Diversified Telecommunication Services — 0.4%
PanAmSat Holding Corp.	6,368	108,256
		$108,256

Electrical Equipment — 0.9%
AMETEK, Inc.	3,000	120,750
Evergreen Solar, Inc. (1)	17,100	120,897
		$241,647

Electronic Equipment & Instruments — 1.4%
Cogent, Inc. (1)	5,096	128,317
Nam Tai Electronics, Inc.	5,200	138,320
Trimble Navigation, Ltd. (1)	3,500	118,335
		$384,972

Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc. (1)	2,150	$143,061
Cal Dive International, Inc. (1)	1,100	49,830
Dril-Quip, Inc. (1)	4,700	144,478
Hydril Co. (1)	3,800	221,958
Maverick Tube Corp. (1)	3,800	123,538
Pride International, Inc. (1)	5,900	146,556
		$829,421

Food & Staples Retailing — 0.2%
Nash Finch Co.	1,550	58,884
		$58,884

Food Products — 0.4%
Pilgrim’s Pride Corp.	2,900	103,588
		$103,588

Health Care Equipment & Supplies — 9.8%
American Medical Systems Holdings, Inc. (1)	4,000	68,720
ArthroCare Corp. (1)	2,100	59,850
Aspect Medical Systems, Inc. (1)	1,700	36,703
Cooper Cos., Inc.	1,500	109,350
Dade Behring Holdings, Inc. (1)	2,400	141,432
DJ Orthopedics, Inc. (1)	3,900	97,695
Foxhollow Technologies, Inc. (1)	1,000	28,200
Haemonetics Corp. (1)	8,000	337,280
Hologic, Inc. (1)	7,300	232,687
Immucor, Inc. (1)	22,925	692,106
Integra LifeSciences Holdings Corp. (1)	3,100	109,182
Intermagnetics General Corp. (1)	3,600	87,624
Intralase Corp. (1)	2,398	40,143
Kyphon, Inc. (1)	5,350	134,659
Shamir Optical Industry, Ltd. (1)	4,600	71,070
SonoSite, Inc. (1)	2,200	57,156
Sybron Dental Specialties, Inc. (1)	5,200	186,680
Syneron Medical, Ltd. (1)	3,800	121,068
Ventana Medical Systems, Inc. (1)	3,800	142,348
		$2,753,953

Health Care Providers & Services — 7.7%
Centene Corp. (1)	3,500	104,965
Community Health Systems, Inc. (1)	6,800	237,388
Covance, Inc. (1)	1,800	85,698
Coventry Health Care, Inc. (1)	1,800	122,652
Genesis HealthCare Corp. (1)	4,925	211,233
Kindred Healthcare, Inc. (1)	5,800	203,580

LifePoint Hospitals, Inc. (1)	5,800	$254,272
PacifiCare Health Systems, Inc. (1)	1,900	108,148
Pharmaceutical Product Development, Inc. (1)	1,700	82,365
PRA International (1)	3,000	80,790
Psychiatric Solutions, Inc. (1)	3,700	170,200
Triad Hospitals, Inc. (1)	5,250	263,025
United Surgical Partners International, Inc. (1)	3,700	169,349
WellCare Health Plans, Inc. (1)	2,000	60,920
		$2,154,585

Hotels, Restaurants & Leisure — 9.6%
Ameristar Casinos, Inc.	3,400	185,912
Boyd Gaming Corp.	4,100	213,815
Cheesecake Factory, Inc. (The) (1)	6,300	223,335
Choice Hotels International, Inc.	3,000	185,850
Four Seasons Hotels, Inc.	650	45,955
Gaylord Entertainment Co. (1)	5,600	226,240
Jack in the Box, Inc. (1)	2,300	85,330
Kerzner International, Ltd. (1)	1,700	104,091
P.F. Chang’s China Bistro, Inc. (1)	3,350	200,330
Penn National Gaming, Inc. (1)	3,002	88,199
Sonic Corp. (1)	4,600	153,640
Sportingbet PLC (1)	38,800	198,799
Station Casinos, Inc.	4,600	310,730
Texas Roadhouse, Inc., Class A (1)	1,506	42,288
WMS Industries, Inc. (1)	1,964	55,306
Wynn Resorts, Ltd. (1)	5,300	359,022
		$2,678,842

Household Durables — 0.6%
Jarden Corp. (1)	1,800	82,584
M.D.C. Holdings, Inc.	1,250	87,062
		$169,646

Industrial Conglomerates — 1.3%
Walter Industries, Inc.	8,500	361,675
		$361,675

Internet & Catalog Retail — 0.1%
Coldwater Creek, Inc. (1)	2,350	43,428
		$43,428

Internet Software & Services — 2.1%
CryptoLogic, Inc.	4,300	133,214
Digital Insight Corp. (1)	3,500	57,400

Equinix, Inc. (1)	1,200	$50,808
Greenfield Online, Inc. (1)	3,429	67,380
Websense, Inc. (1)	5,350	287,830
		$596,632

IT Services — 1.3%
Cognizant Technology Solutions Corp. (1)	6,450	297,990
SRA International, Inc., Class A (1)	1,300	78,325
		$376,315

Machinery — 3.5%
Bucyrus International, Inc.	7,450	290,997
ESCO Technologies, Inc. (1)	1,400	112,490
Graco, Inc.	2,050	82,738
Joy Global, Inc.	11,400	399,684
Toro Co. (The)	1,100	97,350
		$983,259

Media — 1.9%
Central European Media Enterprises, Ltd. (1)	10,650	526,749
		$526,749

Metals & Mining — 6.9%
Cameco Corp.	7,775	343,966
Century Aluminum Co. (1)	3,800	114,988
Cleveland-Cliffs, Inc.	850	61,940
CONSOL Energy, Inc.	7,750	364,405
Ivanhoe Mines, Ltd. (1)	11,944	89,222
Massey Energy Co.	8,550	342,342
Meridian Gold, Inc. (1)	5,200	87,568
Peabody Energy Corp.	7,900	366,244
USEC, Inc.	10,500	170,940
		$1,941,615

Multi-Utilities & Unregulated Power — 0.3%
CMS Energy Corp. (1)	7,000	91,280
		$91,280

Oil & Gas — 6.8%
Bankers Petroleum, Ltd. (1)	44,500	63,264
Denbury Resources, Inc. (1)	11,100	391,053
Niko Resources, Ltd.	4,800	247,727
Overseas Shipholding Group	1,565	98,454
Plains Exploration & Production Co. (1)	4,300	150,070
Quicksilver Resources, Inc. (1)	2,100	102,333

Range Resources Corp.	4,600	$107,456
Southwestern Energy Co. (1)	4,700	266,772
Tesoro Corp. (1)	2,100	77,742
Vintage Petroleum, Inc.	12,350	388,531
		$1,893,402

Personal Products — 0.8%
Chattem, Inc. (1)	5,044	224,307
		$224,307

Pharmaceuticals — 0.4%
Connetics Corp. (1)	2,000	50,580
Valeant Pharmaceuticals International	2,800	63,056
		$113,636

Real Estate — 0.2%
ZipRealty, Inc. (1)	3,200	45,088
		$45,088

Road & Rail — 1.2%
Landstar System, Inc. (1)	3,350	109,713
Yellow Roadway Corp. (1)	3,800	222,452
		$332,165

Semiconductors & Semiconductor Equipment — 6.2%
Cypress Semiconductor Corp. (1)	14,700	185,220
Lam Research Corp. (1)	6,600	190,476
Marvell Technology Group, Ltd. (1)	3,000	115,020
MIPS Technologies, Inc. (1)	4,200	48,300
NVIDIA Corp. (1)	10,100	239,976
Sigmatel, Inc. (1)	4,900	183,407
Tessera Technologies, Inc. (1)	14,450	624,674
Varian Semiconductor Equipment Associates, Inc. (1)	3,500	133,035
		$1,720,108

Software — 2.0%
Intellisync Corp. (1)	20,300	74,298
Kronos, Inc. (1)	1,800	91,998
NAVTEQ, Corp. (1)	2,500	108,375
VASCO Data Security International, Inc. (1)	11,200	70,448
Verint Systems, Inc. (1)	4,100	143,254
Witness Systems, Inc. (1)	4,000	70,200
		$558,573

Specialty Retail — 5.2%
Aeropostale, Inc. (1)	3,000	$98,250
American Eagle Outfitters	14,800	437,340
Chico’s FAS, Inc. (1)	3,400	96,084
Children’s Place Retail Stores, Inc. (The) (1)	2,100	100,275
Finish Line, Inc. (The)	4,000	92,600
Hot Topic, Inc. (1)	8,700	190,095
Pacific Sunwear of California, Inc. (1)	8,300	232,234
Select Comfort Corp. (1)	3,500	71,540
Urban Outfitters, Inc. (1)	2,650	127,121
		$1,445,539

Textiles, Apparel & Luxury Goods — 0.6%
Quiksilver, Inc. (1)	6,100	177,083
		$177,083

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (1)	2,100	58,800
		$58,800

Wireless Telecommunication Services — 4.9%
Nextel Partners, Inc., Class A (1)	5,900	129,564
NII Holdings, Inc., Class B (1)	19,475	1,119,813
SpectraSite, Inc. (1)	1,750	101,448
UbiquiTel, Inc. (1)	4,493	30,103
		$1,380,928

Total Common Stocks (identified cost $21,101,149)		$25,672,005

Commercial Paper — 6.4%

Security	Principal Amount (000’s omitted)	Value
General Electric Co., 2.83%, 4/1/05	$1,250	$1,250,000
Yorktown Capital LLC, 2.78%, 4/6/05	549	548,788

Total Commercial Paper (at amortized cost, $1,798,788)		$1,798,788

Short-Term Investments — 2.0%
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$554	$554,000

Total Short-Term Investments (at amortized cost, $554,000)		$554,000

Total Investments — 100.3% (identified cost $23,453,937)		$28,024,793

Other Assets, Less Liabilities — (0.3)%		$(81,261)

Net Assets — 100.0%		$27,943,532

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$23,453,937
Gross unrealized appreciation	$4,893,012
Gross unrealized depreciation	(322,156)
Net unrealized appreciation	$4,570,856

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 18, 2005

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	May 18, 2005